Disclosure of Detailed Information About Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Balance, beginning of year	$ 550,478
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019		258,756
Acquisition of UMG		388,996
Acquired	210,178	36,375
Depreciation	(203,058)	(148,687)
Effect of foreign exchange	(576)	15,038
Balance, end of year	$ 557,022	$ 550,478